As filed with the Securities and Exchange Commission on November 27, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07763

THE MASTERS’ SELECT FUNDS TRUST

4 Orinda Way, Suite 200-D, Orinda, California 94563

Kenneth E. Gregory
4 Orinda Way, Suite 200-D
                                                                                                                                                  Orinda, CA  94563

Copies to:

Mitchell Nichter, Esq.
Paul, Hastings, Janofsky & Walker, LLP
55 Second Street, 24th Floor
San Francisco, California 94105

                                                                                                                                                        (925) 254-8999

Date of fiscal year end: December 31, 2009

Date of reporting period:  September 30, 2009

Item 1. Schedule of Investments.

Masters' Select Equity Fund
Schedule of Investments in Securities at September 30, 2009 (Unaudited)

Shares		Value

COMMON STOCKS - 94.5%
Consumer Discretionary - 14.5%
20,140	Amazon.com, Inc. (a)	$1,880,270
25,400	Apollo Group, Inc. (a)	1,871,218
267,000	Disney (Walt) Co.	7,331,820
287,000	Interpublic Group of Companies, Inc. (a)	2,158,240
3,000	Kohl's Corp. (a)	171,150
116,000	Las Vegas Sands Corp. (a)	1,953,440
252,000	Liberty Media Holding Corp. - Entertainment (a)	7,839,720
237,700	Melco Crown Entertainment Ltd (a)	1,654,392
98,000	Mohawk Industries, Inc. (a)	4,673,620
21,300	New Oriental Education & Technology Group - ADR (a)	1,713,585
40,700	O'Reilly Automotive, Inc. (a)	1,470,898
79,000	Petsmart, Inc.	1,718,250
196,430	Pulte Homes, Inc.	2,158,766
157,500	Snap-on, Inc.	5,474,700
58,500	Time Warner Cable, Inc.	2,520,765
		44,590,834
Consumer Staples - 5.8%
25,400	Church & Dwight Co., Inc.	1,441,196
18,400	Coca-Cola Co.	988,080
74,330	Costco Wholesale Corp.	4,196,672
162,800	CVS Caremark Corp.	5,818,472
67,981	Diedrich Coffee, Inc. (a)	1,634,943
46,650	Procter & Gamble Co.	2,701,968
19,300	Ralcorp Holdings, Inc. (a)	1,128,471
		17,909,802
Energy - 16.4%
51,900	Cameron International Corp. (a)	1,962,858
88,200	Canadian Natural Resources Ltd.	5,926,158
356,000	Chesapeake Energy Corp.	10,110,400
33,280	ConocoPhillips	1,502,925
80,100	EnCana Corp.	4,614,561
117,440	EOG Resources, Inc.	9,807,414
33,500	FMC Technologies, Inc. (a)	1,750,040
60,000	National Oilwell Varco, Inc. (a)	2,587,800
33,000	Range Resources Corp.	1,628,880
39,500	Schlumberger Ltd.	2,354,200
60,000	Smith International, Inc.	1,722,000
19,000	Transocean, Inc. (a)	1,625,070
118,600	XTO Energy, Inc.	4,900,552
		50,492,858
Finance - 18.9%
210,100	American Express Co.	7,122,390
277,500	Bank of New York Mellon Corp.	8,044,725
81	Berkshire Hathaway, Inc. - Class A (a)	8,181,000
428,000	CapitalSource, Inc.	1,857,520
527,000	Cheung Kong Holding Ltd.	6,692,900
26,000	Fairfax Financial Holdings Ltd.	9,638,980
156,200	Genworth Financial, Inc.	1,866,590
70,000	HCC Insurance Holdings, Inc.	1,914,500
141,630	ING Groep N.V.	2,525,263
128,000	Loews Corp.	4,384,000
163,094	Ocwen Financial Corp. (a)	1,846,224
81,600	Transatlantic Holdings, Inc.	4,093,872
		58,167,964

Masters' Select Equity Fund
Schedule of Investments in Securities at September 30, 2009 (Unaudited) - continued

Shares		Value

Health Care, Pharmaceuticals & Biotechnology - 12.3%
39,990	Alexion Pharmaceuticals, Inc. (a)	$1,781,155
107,500	Covidien Ltd.	4,650,450
49,600	Genzyme Corp. (a)	2,813,808
90,000	Health Management Association, Inc. (a)	674,100
95,174	ICON Plc - ADR (a)	2,330,811
14,272	Illumina, Inc. (a)	606,560
9,000	Intuitive Surgical, Inc. (a)	2,360,250
150,600	Kinetic Concepts, Inc. (a)	5,569,188
62,000	Laboratory Corporation of America Holdings (a)	4,073,400
29,000	Life Technologies Corp. (a)	1,349,950
507,100	MDS, Inc. (a)	4,153,149
62,000	Mindray Medical International Ltd. - ADR	2,023,680
42,900	NuVasive, Inc. (a)	1,791,504
70,000	Patterson Companies, Inc. (a)	1,907,500
72,000	Psychiatric Solutions, Inc. (a)	1,926,720
		38,012,225
Industrials - 6.2%
30,300	Clean Harbors, Inc. (a)	1,704,678
97,770	Continental Airlines, Inc. (a)	1,607,339
129,500	Kirby Corp. (a)	4,768,190
75,000	Mcdermott International, Inc. (a)	1,895,250
99,100	Rockwell Collins, Inc.	5,034,280
114,600	Sykes Enterprises, Inc. (a)	2,385,972
371,413	Taser International, Inc. (a)	1,753,069
		19,148,778
Materials - 3.5%
49,000	Barrick Gold Corp.	1,857,100
525,000	Cemex S.A.B. de C.V. - ADR	6,783,000
26,600	Monsanto Co.	2,058,840
		10,698,940
Technology - 15.3%
698,180	Alcatel Lucent - ADR	3,134,828
85,000	Altera Corp.	1,743,350
13,200	Apple, Inc. (a)	2,446,884
162,000	Ariba, Inc. (a)	1,879,200
85,000	Avago Technologies Ltd. (a)	1,450,950
66,300	Brightpoint, Inc. (a)	580,125
81,050	Broadcom Corp. (a)	2,487,424
182,000	Broadridge Finanical Solutions, Inc.	3,658,200
115,000	Cypress Semiconductor Corp. (a)	1,187,950
513,000	Dell, Inc. (a)	7,828,380
216,355	Finisar Corp. (a)	2,094,317
12,100	Google, Inc. - Class A (a)	5,999,785
59,650	Longtop Financial Technologies Ltd. - ADR (a)	1,697,639
350,000	LSI Corp. (a)	1,921,500
340,330	Micron Technology, Inc. (a)	2,790,706
54,800	QUALCOMM, Inc.	2,464,904
320,000	Symmetricom, Inc. (a)	1,657,600
166,560	Ultratech, Inc. (a)	2,203,589
		47,227,331

Masters' Select Equity Fund
Schedule of Investments in Securities at September 30, 2009 (Unaudited) - continued

Shares		Value

Telecommunication Services - 1.6%
3,587,480	Level 3 Communications, Inc. (a)	$4,986,597

TOTAL COMMON STOCKS
	(cost $254,375,966)	291,235,329

Principal
Amount		Value

SHORT-TERM INVESTMENTS: 5.5%
$16,894,000	State Street Bank & Trust Co., 0.010%, 09/30/09, due 10/01/09
	[collateral: $16,215,000, Freddie Mac, 4.500%, due 01/15/13,
	Federal Home Loan Bank, 4.500%, due 09/13/19,
	Fannie Mae, 5.450%, due 10/18/21,
	value $16,894,000] (proceeds $16,894,005)	16,894,000

TOTAL SHORT-TERM INVESTMENTS
	(cost $16,894,000)	16,894,000

TOTAL INVESTMENTS IN SECURITIES
	(cost $271,269,966): 100.0%	308,129,329

Liabilities in Excess of Other Assets: (0.0%)		(79,511)

Net Assets: 100%		$308,049,818

Schedule of Options Written at September 30, 2009 (Unaudited)

Contracts		Value
CALL OPTIONS - 0.0%
20	Kohls Corp.
	Expiration: October 2009, Exercise Price: $45.00	$24,200
10	Kohls Corp.
	Expiration: October 2009, Exercise Price: $50.00	7,050

TOTAL OPTIONS WRITTEN
	(premiums received $14,030)	$31,250

Percentages are stated as a percent of net assets.

ADR -	American Depository Receipt
(a) -	Non Income Producing

The cost basis of investments for federal income tax purposes at September 30, 2009 was as follows*:

Cost of investments		$271,269,966
Gross unrealized appreciation		63,661,067
Gross unrealized depreciation		(26,801,704)
Net unrealized appreciation		$36,859,363

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Master's Select Equity Fund

FAS 157 - Summary of Fair Value Exposure at September 30, 2009.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2009, in valuing the Fund's investments carried at fair value:

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Equity
Common Stock	$260,821,711	$-	$-	$260,821,711
Depository Receipts	$28,556,098	$-	$-	$28,556,098
Real Estate Inestment Trusts	$1,857,520	$-	$-	$1,857,520
Total Equity	$291,235,329	$-	$-	$291,235,329
Short-Term Investments	$-	$16,894,000	$-	$16,894,000
Total Investments in Securities	$291,235,329	$16,894,000	$-	$308,129,329
Other Financial instruments*	$-	$(31,250)	$-	$(31,250)

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, swaps contracts, and written options. Futures, forwards, and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument while written options are valued at market value.

Masters' Select International Fund
Schedule of Investments in Securities at September 30, 2009 (Unaudited)

Shares		Value

COMMON STOCKS - 94.2%
Austria- 0.6%
160,642	Andritz AG	$8,008,636

Belgium - 2.7%
413,025	Anheuser-Busch InBev NV	18,853,864
315,371	Nationale A Portefeuille	17,152,641
		36,006,505
Brazil - 7.0%
681,634	Banco Bradesco S.A.	13,557,700
1,768,000	Companhia Brasileira De Meios De Pagamento	17,515,111
491,247	Empresa Brasileira de Aeronáutica S.A.	11,269,206
1,297,653	Gafisa S.A.	19,509,950
650,907	Petroleo Brasileiro S.A.	29,876,632
		91,728,599
Canada - 4.1%
254,399	EnCana Corp.	14,655,926
193,900	Potash Corp. of Saskatchewan, Inc.	17,516,926
2,246,836	Viterra, Inc. (a)	22,381,391
		54,554,243
China - 2.5%
20,110,000	Bank Of China Ltd.	10,586,874
297,200	Ctrip.com International, Ltd.	17,472,388
5,238,500	Yingde Gases Group Co Ltd.	4,731,518
		32,790,780
Denmark - 2.2%
122,490	Novo Nordisk A/S	7,665,854
292,221	Vestas Wind Systems A/S (a)	21,116,143
		28,781,997
Finland - 0.8%
411,879	Sampo Oyj	10,369,322

France - 8.5%
380,600	Atos Origin S.A.	19,208,247
771,900	AXA S.A.	20,889,720
277,300	Neopost S.A.	24,878,414
119,000	PPR	15,247,595
512,000	Publicis Groupe	20,529,522
110,157	Schneider Electric S.A.	11,160,777
		111,914,275
Germany - 3.4%
418,704	Daimler AG	21,073,105
96,585	Linde AG	10,466,718
86,108	Muenchener Rueckversicherungs AG	13,733,757
		45,273,580
Guernsey - 1.6%
800,000	Amdocs Ltd. (a)	21,504,000

Hong Kong - 4.1%
724,000	Cheung Kong Holdings Ltd.	9,192,405
1,456,500	China Mobile Ltd.	14,189,038
6,696,811	CNOOC Ltd.	9,021,194
1,247,500	Hengan International Group Co. Ltd.	7,565,435
1,898,000	Hutchison Whampoa Ltd.	13,677,757
		53,645,829
India - 0.7%
239,903	ICICI Bank Ltd.	9,250,660

Masters' Select International Fund
Schedule of Investments in Securities at September 30, 2009 (Unaudited) - continued

Shares		Value

Ireland - 0.9%
1,150,000	Babcock & Brown Air Ltd.	$11,040,000

Israel - 2.0%
525,470	Teva Pharmaceutical Industries Ltd.	26,567,763

Japan - 10.5%
785,100	Advantest Corp.	21,841,227
416,600	Asatsu-DK, Inc.	8,820,256
2,856,000	Daiwa Securities Group, Inc.	14,773,789
111,500	Fanuc Ltd.	10,028,211
1,632,900	Ichiyoshi Securities Co. Ltd.	11,238,103
2,622	Japan Tobacco, Inc.	9,022,691
736,000	Mitsui Fudosan Co. Ltd.	12,490,744
8,017,000	Mizuho Financial Group, Inc.	15,943,534
288,000	Rohm Co. Ltd.	20,207,139
357,000	Toyota Motor Corp.	14,239,316
		138,605,010
Luxembourg - 1.2%
221,663	Millicom International Cellular S.A. (a)	16,123,767

Mexico - 1.4%
168,600	America Movil S.A.B. de C.V.	7,389,738
859,271	Cemex S.A.B de C.V. - ADR	11,101,781
		18,491,519
Poland - 1.2%
11,401,016	Netia S.A.	15,883,155

Russia - 1.9%
1,082,872	Gazprom OAO	25,176,774

Singapore - 0.9%
2,121,000	Keppel Corp. Ltd.	12,193,981

South Korea - 3.7%
1,173,000	Kia Motors Corp. (a)	18,517,123
279,690	LG Corp.	18,752,820
130,000	Samsung Electco-Mechanics Co. Ltd.	11,198,812
		48,468,755
Spain - 0.8%
385,602	Telefonica S.A.	10,635,690

Sweden - 1.2%
3,239,800	D. Carnegie AB	-
335,414	LE Lundbergföretagen AB	16,030,922
		16,030,922
Switzerland - 11.1%
474,717	ABB Ltd.	9,515,842
506,754	Actelion Ltd. (a)	31,426,415
834,000	Compagnie Financiere Richemont S.A.	23,533,484
191,843	Lonza Group AG	20,891,687
1,762,567	UBS AG	32,222,711
1,935,736	Xstrata Plc	28,575,030
		146,165,169
Taiwan - 4.6%
3,435,602	HON HAI Precision Industry Co. Ltd.	13,786,010
1,442,413	Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	15,808,846
37,595,785	United Microelectronics Corp.	18,418,988
17,285,485	Yuanta Financial Holding Co. Ltd.	12,796,894
		60,810,738

Masters' Select International Fund
Schedule of Investments in Securities at September 30, 2009 (Unaudited) - continued

Shares		Value

United Kingdom - 11.3%
374,519	BHP Billiton Plc	$10,236,133
3,657,357	Brit Insurance Holdings Plc	11,933,251
1,963,000	British Sky Broadcasting Group Plc	17,951,912
1,433,000	Carpetright Plc	18,356,155
810,000	Diageo Plc	12,443,153
830,000	GlaxoSmithKline Plc	16,329,798
1,486,700	HSBC Holdings Plc	17,033,761
6,958,442	Lloyds Banking Group Plc	11,546,888
2,962,200	Rolls-Royce Group Plc	22,316,445
392,949	Unilever Plc	11,180,008
		149,327,504
United States - 3.3%
1,799,500	Dell, Inc. (a)	27,460,370
193,096	Transocean Ltd. (a)	16,515,501
		43,975,871
TOTAL COMMON STOCKS
	(Cost $1,181,109,029)	1,243,325,044

SHORT-TERM INVESTMENTS - 6.1%
$80,829,000	State Street Bank & Trust Co., 0.010%, 09/30/09, due 10/01/09
	[collateral: $74,625,000, Fannie Mae, 5.450%, due 10/18/21,
	Freddie Mac, 5.630%, due 11/23/35,
	value $80,829,000] (proceeds $80,829,027)	80,829,000

TOTAL SHORT-TERM INVESTMENTS
	(Cost $80,829,000)	80,829,000

TOTAL INVESTMENTS IN SECURITIES
	(Cost $1,261,938,029): 100.3%	1,324,154,044

Liabilities in Excess of Other Assets: (0.3%)		(4,589,822)

Net Assets: 100%		$1,319,564,222

ADR - American Depository Receipt
(a) Non-income producing security.

The cost basis of investments for federal income tax purposes at September 30, 2009 was as follows*:

Cost of investments		$1,261,938,029
Gross unrealized appreciation		198,217,079
Gross unrealized depreciation		(136,001,064)
Net unrealized appreciation		$62,216,015

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Masters' Select International Fund
Schedule of Investments in Securities at September 30, 2009 (Unaudited) - Continued

Sector	Net Assets

Finance	21.2%
Technology	16.1%
Consumer Discretionary	13.3%
Industrials	11.3%
Healthcare & Pharmaceuticals	7.8%
Energy	7.2%
Materials	6.3%
Consumer Staples	6.2%
Telecommunications	4.9%
Utilities	0.0%
Cash and Other Assets	5.7%
Net Assets	100.0%

Master's Select International Fund

FAS 157 - Summary of Fair Value Exposure at September 30, 2009.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2009, in valuing the Fund's investments carried at fair value:

Description	Level 1 - Quoted prices in active markets for identical assets		Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Equity
Common Stock	$113,776,490		$951,037,065	$- **	$1,064,813,555
Depository Receipts	$178,511,489		$-	$-	$178,511,489
Total Equity	$292,287,979		$951,037,065	$-	$1,243,325,044
Short-Term Investments	$-		$80,829,000	$-	$80,829,000
Total Investments in Securities	$292,287,979		$1,031,866,065	$-	$1,324,154,044
Other Financial instruments*	$(987,693)		$-	$-	$(987,693)

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, swaps contracts, and written options. Futures, forwards, and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument while written options are valued at market value.

** Significant unobservable inputs were used in determining the value of portfolio securities for the International Fund. However, the value of these securities was $0 as of September 30, 2009.

				Investments in Securities	Other Financial Instruments
Balance as of 12/31/08				$0	$0
	Accrued discounts/premiums			0	0
	Realized gain (loss)			0	0
	Change in unrealized appreciation (depreciation)			0	0
	Net purchases (sales)			0	0
	Transfers in and / or out of Level 3			0	0
Balance as of 09/30/09				$0	$0

FAS 161 - Disclosures about Derivative Instruments and Hedging Activities

At September 30, 2009, the Fund had entered into "position hedge" forward currency exchange contracts that obligated the Fund to deliver and receive specified amounts of currencies at a specified future date. The contracts combined had net unrealized depreciation of $(936,516) as of September 30, 2009. The terms of the open contracts are as follows:

Contracts to Sell
Settlement	Currency to		U.S. $ Value at	Unrealized
Date	be Delivered		September 30, 2009	Gain (Loss)
9/15/2010	4,820,000	EUR	7,042,020	$(6,352)
3/3/2010	680,000,000	JPY	7,049,043	(556,840)
9/7/2010	463,000,000	JPY	5,022,237	(174,215)
3/3/2010	2,100,000	CHF	1,820,152	(206,294)
6/4/2010	3,785,000	CHF	3,578,181	(79,301)
9/24/2010	6,900,000	CHF	6,769,352	86,486
Net unrealized loss on forward contracts				$(936,516)

EUR	Euro Currency
JPY	Japanese Yen
CHF	Swiss Franc

Masters' Select Value Fund
Schedule of Investments in Securities at September 30, 2009 (Unaudited)

Shares		Value

COMMON STOCKS - 95.4%
Consumer Discretionary - 23.6%
61,200	Discovery Communications, Inc. (a)	$1,593,036
83,000	H&R Block, Inc.	1,525,540
204,000	Liberty Media Corp. - Entertainment (a)	6,346,440
144,500	Liberty Media Corp. - Interactive (a)	1,585,165
37,000	Mohawk Industries, Inc. (a)	1,764,530
59,700	Snap-on, Inc.	2,075,172
39,000	Time Warner, Inc.	1,122,420
57,500	Viacom, Inc. - Class B (a)	1,612,300
333,627	Virgin Media, Inc.	4,644,088
140,000	Walt Disney Co. (The)	3,844,400
		26,113,091
Consumer Staples - 13.0%
128,980	CVS Caremark Corp.	4,609,745
119,349	Imperial Tobacco Group Plc	3,452,959
39,590	Lorillard, Inc.	2,941,537
5,112,070	Premier Foods Plc	3,435,740
		14,439,981
Energy - 7.6%
168,000	Chesapeake Energy Corp.	4,771,200
30,200	EnCana Corp.	1,739,822
44,900	XTO Energy, Inc.	1,855,268
		8,366,290
Financials - 14.3%
376,190	Allied Irish Banks Plc	1,798,137
65,000	Bank of America Corp.	1,099,800
777	Berkshire Hathaway, Inc. - Class B (a)	2,581,971
32,000	Capital One Financial Corp.	1,143,360
282,000	Cheung Kong Holdings Ltd.	3,581,400
18,090	Deutsche Boerse AG	1,477,956
11,200	Fairfax Financial Holdings Ltd.	4,152,176
		15,834,800
Health Care, Pharmaceuticals & Biotechnology - 13.9%
48,000	Bristol Myers Squibb Co.	1,080,960
39,500	Covidien Ltd.	1,708,770
56,900	Kinetic Concepts, Inc. (a)	2,104,162
23,200	Laboratory Corp of America Holdings (a)	1,524,240
189,500	MDS, Inc. (a)	1,552,005
37,000	Medtronic, Inc.	1,361,600
201,746	Rhoen Klinikum AG	5,132,209
34,000	Schering Plough Corp.	960,500
		15,424,446
Industrials - 3.3%
48,600	Kirby Corp. (a)	1,789,452
37,200	Rockwell Collins, Inc.	1,889,760
		3,679,212
Materials - 3.2%
270,507	Cemex S.A.B. de C.V. - ADR	3,494,951

Masters' Select Value Fund
Schedule of Investments in Securities at September 30, 2009 (Unaudited) - continued

Shares		Value

Technology - 9.9%
75	Comdisco Holding Co., Inc. (a)	$618
358,000	Dell, Inc. (a)	5,463,080
34,300	Diebold, Inc.	1,129,499
67,000	eBay, Inc. (a)	1,581,870
73,000	Intel Corp.	1,428,610
58,000	Texas Instruments, Inc.	1,374,020
		10,977,697
Telecommunication Services - 6.6%
209,590	Koninklijke KPN NV	3,475,297
2,783,708	Level 3 Communications, Inc. (a)	3,869,354
		7,344,651
TOTAL COMMON STOCKS
	(Cost $102,366,921)	105,675,119

Principal
Amount		Value

PREFERRED STOCKS - 0.0%
Telecommunication Services - 0.0%
54	PTV, Inc.	7

TOTAL PREFERRED STOCKS		7
	(Cost $0)

SHORT-TERM INVESTMENTS: 4.7%
$5,157,000	State Street Bank & Trust Co., 0.010%, 09/30/09, due 10/01/09
	[collateral: $4,875,000, Federal Home Loan Bank, 4.500%, due 09/13/19,
	Fannie Mae, 5.450%, due 10/18/21, value $5,157,000] (proceeds $5,157,033)	5,157,000

TOTAL SHORT-TERM INVESTMENTS
	(cost $5,157,000)	5,157,000

TOTAL INVESTMENTS IN SECURITIES
	(Cost $107,523,921): 100.1%	110,832,126

Liabilities in Excess of Other Assets: (0.1%)		(115,818)

Net Assets: 100%		$110,716,308

Percentages are stated as a percent of net assets.

ADR - American Depository Receipt.
(a) Non-income producing security.

The cost basis of investments for federal income tax purposes at September 30, 2009 was as follows*:

Cost of investments		$107,523,921
Gross unrealized appreciation		20,255,593
Gross unrealized depreciation		(16,947,388)
Net unrealized appreciation		$3,308,205

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Master's Select Value Fund

FAS 157 - Summary of Fair Value Exposure at September 30, 2009.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2009, in valuing the Fund's investments carried at fair value:

Description	Level 1 - Quoted prices in active markets for identical assets		Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Equity
Common Stock	$98,598,768		$-	$-	$98,598,768
Depository Receipts	$7,076,351		$-	$-	$7,076,351
Preferred Stock	$7		$-	$-	$7
Total Equity	$105,675,126		$-	$-	$105,675,126
Short-Term Investments	$-		$5,157,000	$-	$5,157,000
Total Investments in Securities	$105,675,126		$5,157,000	$-	$110,832,126
Other Financial instruments*	$(125,011)		$-	$-	$(125,011)

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, swaps contracts, and written options. Futures, forwards, and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument while written options are valued at market value.

FAS 161 - Disclosures about Derivative Instruments and Hedging Activities

At September 30, 2009, the Fund had entered into "position hedge" forward currency exchange contracts that obligated the Fund to deliver and receive specified amounts of currencies at a specified future date. The contracts combined had net unrealized depreciation of $(125,012) as of September 30, 2009. The terms of the open contracts are as follows:

Contracts to Buy
Settlement	Currency to		U.S. $ Value at	Unrealized
Date	be Delivered		September 30, 2009	Gain (Loss)
10/20/2009	19,000,000	JPY	193,418	$18,886
10/20/2009	21,000,000	JPY	227,541	7,110
10/20/2009	191,424,534	JPY	1,997,647	141,305
10/13/2009	75,800	GBP	120,857	432
				167,733
Contracts to Sell
Settlement	Currency to		U.S. $ Value at	Unrealized
Date	be Delivered		September 30, 2009	Gain (Loss)
10/13/2009	5,974,360	EUR	8,462,800	$(276,730)
10/13/2009	239,400	EUR	349,833	(371)
10/13/2009	80,000	EUR	117,273	246
10/13/2009	98,680	EUR	144,949	596
10/20/2009	187,624,534	JPY	1,898,938	(197,554)
10/20/2009	8,000,000	JPY	84,407	(4,984)
10/20/2009	11,500,000	JPY	119,892	(8,608)
10/20/2009	24,300,000	JPY	247,777	(23,748)
10/13/2009	1,831,345	GBP	3,034,906	104,530
10/13/2009	386,700	GBP	638,067	19,300
10/13/2009	824,730	GBP	1,365,143	45,474
10/13/2009	83,815	GBP	138,944	4,830
10/13/2009	656,067	GBP	1,085,818	36,030
11/12/2009	157,000	GBP	259,435	8,244
				(292,745)
Net unrealized loss on forward contracts				$(125,012)

EUR	Euro Currency
JPY	Japanese Yen
GBP	Pound Sterling

Masters' Select Smaller Companies Fund
Schedule of Investments in Securities at September 30, 2009 (Unaudited)

Shares		Value

COMMON STOCKS - 90.2%
Consumer Discretionary - 21.6%
30,000	Carter's, Inc. (a)	$801,000
284,800	Charming Shoppes, Inc. (a)	1,398,368
417,000	dELiA*s, Inc. (a)	896,550
52,500	Foot Locker, Inc.	627,375
13,000	Gamestop Corp. (a)	344,110
93,427	Grand Canyon Education, Inc. (a)	1,665,804
53,000	Jack In The Box, Inc. (a)	1,085,970
46,000	Jarden Corp.	1,291,220
35,500	Jo-Ann Stores, Inc. (a)	952,465
250,000	Liberty Media Corp - Interactive (a)	2,742,500
37,395	Signet Jewelers Ltd.	984,610
42,476	Syms Corp. (a)	343,631
34,000	Time Warner Cable, Inc.	1,465,060
4,000	Washington Post Co.	1,872,320
350,000	Wendy's/Arby's Group, Inc.	1,655,500
		18,126,483
Consumer Staples - 5.7%
146,000	Central Garden and Pet Co. (a)	1,595,780
35,200	Diamond Foods, Inc.	1,116,544
28,248	Green Mountain Coffee Roasters, Inc. (a)	2,085,832
		4,798,156
Energy - 12.3%
32,000	Atwood Oceanics, Inc. (a)	1,128,640
65,800	BJ Services Co.	1,278,494
21,700	Continental Resources, Inc. (a)	849,989
42,000	Forest Oil Corp. (a)	821,940
84,700	Patterson-UTI Energy, Inc.	1,278,970
162,100	Rosetta Resources, Inc. (a)	2,381,249
68,900	Rowan Companies, Inc. (a)	1,589,523
34,500	Smith International, Inc.	990,150
		10,318,955
Financials - 11.8%
22,200	Allied World Assurance Company Holdings, Ltd.	1,064,046
450,000	Chimera Investment Corp.	1,719,000
162,000	Conseco, Inc. (a)	852,120
75,000	Hilltop Holdings, Inc. (a)	919,500
17,500	Mercury General Corp.	633,150
52,490	MSCI, Inc. (a)	1,554,754
88,506	Ocwen Financial Corp. (a)	1,001,888
7,000	White Mountains Insurance Group Ltd.	2,149,070
		9,893,528
Health Care - 8.0%
14,000	Cephalon, Inc. (a)	815,360
18,500	Community Health Systems, Inc. (a)	590,705
50,660	Conceptus, Inc. (a)	939,236
46,000	ICON Plc - ADR (a)	1,126,540
116,600	Impax Laboratories, Inc. (a)	1,019,084
26,000	Orthofix International NV (a)	764,140
3,710	Techne Corp.	232,061
55,360	Zoll Medical Corp. (a)	1,191,347
		6,678,473

Masters' Select Smaller Companies Fund
Schedule of Investments in Securities at September 30, 2009 (Unaudited) - continued

Shares		Value

Industrials - 9.0%
21,930	Alaska Air Group, Inc. (a)	$587,505
16,400	Clean Harbors, Inc. (a)	922,664
41,300	Stanley, Inc. (a)	1,062,236
62,000	Sykes Enterprises, Inc. (a)	1,290,840
62,584	Terex Corp. (a)	1,297,366
21,076	TransDigm Group, Inc. (a)	1,049,795
74,900	Trinity Industries, Inc.	1,287,531
		7,497,937
Information Technology - 18.7%
500,000	ARM Holdings Plc	1,148,943
18,800	Arrow Electronics, Inc. (a)	529,220
58,700	Avnet, Inc. (a)	1,524,439
42,602	Blackboard, Inc. (a)	1,609,504
78,400	Bottomline Technologies, Inc. (a)	1,011,360
123,780	Brocade Communications System, Inc. (a)	972,911
15,500	CACI International, Inc. (a)	732,685
21,967	Cymer, Inc. (a)	853,638
41,429	DealerTrack Holdings, Inc. (a)	783,422
27,500	Diebold, Inc.	905,575
48,490	GSI Commerce, Inc. (a)	936,342
40,000	Monolithic Power Systems, Inc. (a)	938,000
60,400	Polycom, Inc. (a)	1,615,700
34,000	Power Integrations, Inc.	1,133,220
55,000	Qlogic Corp. (a)	946,000
		15,640,959
Materials - 1.9%
72,010	Solutia, Inc. (a)	833,876
70,000	Spartech Corp. (a)	753,900
		1,587,776
Utilities - 1.2%
70,000	AES Corp. (a)	1,037,400

TOTAL COMMON STOCKS
	(Cost $66,512,754)	75,579,667

Principal
Amount		Value

SHORT-TERM INVESTMENTS: 11.9%
$9,931,000	State Street Bank & Trust Co., 0.010%, 09/30/09, due 10/01/09
	[collateral: $9,255,000, Federal Home Loan Bank, 4.500%, due 09/13/19,
	Fannie Mae, 5.450%, due 10/18/21,
	value $9,931,000] (proceeds $9,931,036)	9,931,000

TOTAL SHORT-TERM INVESTMENTS
	(cost $9,931,000)	9,931,000

TOTAL INVESTMENTS IN SECURITIES
	(cost $76,443,754): 102.1%	85,510,667

Liabilities in Excess of Other Assets: (2.1%)		(1,754,156)

Net Assets: 100%		$83,756,511

Masters' Select Smaller Companies Fund
Schedule of Options Written at September 30, 2009 (Unaudited)

Contracts		Value

CALL OPTIONS - 0.0%
17	Continental Resources, Inc.
	Expiration: December 2009, Exercise Price: $35.00	$10,965

TOTAL OPTIONS WRITTEN
	(premiums received $6,919)	$10,965

Percentages are stated as a percent of net assets.

ADR -	American Depository Receipt
(a) -	Non Income Producing

The cost basis of investments for federal income tax purposes at September 30, 2009 was as follows*:

Cost of investments		$66,512,754
Gross unrealized appreciation		16,401,731
Gross unrealized depreciation		(7,334,818)
Net unrealized appreciation		$9,066,913

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Master's Select Smaller Companies Fund

FAS 157 - Summary of Fair Value Exposure at September 30, 2009.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2009, in valuing the Fund's investments carried at fair value:

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Equity
Common Stock	$72,734,127	$-	$-	$72,734,127
Depository Receipts	$1,126,540	$-	$-	$1,126,540
Real Estate Inestment Trusts	$1,719,000	$-	$-	$1,719,000
Total Equity	$75,579,667	$-	$-	$75,579,667
Short-Term Investments	$-	$9,931,000	$-	$9,931,000
Total Investments in Securities	$75,579,667	$9,931,000	$-	$85,510,667
Other Financial instruments*	$-	$(10,965)	$-	$(10,965)

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, swaps contracts, and written options. Futures, forwards, and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument while written options are valued at market value.

Masters' Select Focused Opportunities Fund
Schedule of Investments in Securities at September 30, 2009 (Unaudited)

Shares		Value

COMMON STOCKS - 96.9%
Consumer Discretionary - 10.0%
130,000	Las Vegas Sands Corp. (a)	$2,189,200
304,759	Virgin Media, Inc.	4,242,245
		6,431,445
Consumer Staples - 14.7%
71,580	CVS Caremark Corp.	2,558,269
35,532	Lorillard, Inc.	2,640,028
3,285,950	Premier Foods Plc	2,208,434
36,200	Procter & Gamble Co.	2,096,704
		9,503,435
Energy - 20.9%
78,500	Canadian Natural Resources Ltd.	5,274,415
24,300	EOG Resources, Inc.	2,029,293
84,600	National Oilwell Varco, Inc. (a)	3,648,798
43,000	Schlumberger Ltd.	2,562,800
		13,515,306
Financials - 21.9%
574,810	Allied Irish Banks Plc	2,747,513
131,500	American Express Co.	4,457,850
112,189	Bank of New York Mellon Corp.	3,252,359
65,600	Loews Corp.	2,246,800
50,900	Wells Fargo & Co.	1,434,362
		14,138,884
Health Care - 9.7%
55,000	Genzyme Corp. (a)	3,120,150
12,000	Intuitive Surgical, Inc. (a)	3,147,000
		6,267,150
Technology - 10.0%
16,800	Apple, Inc. (a)	3,114,216
6,700	Google, Inc. (a)	3,322,195
		6,436,411
Telecommunication Services - 5.0%
194,750	Koninklijke KPN NV	3,229,229

Utilities - 4.7%
71,470	E.ON AG	3,029,856

TOTAL COMMON STOCKS
	(cost $59,809,549)	62,551,716

Principal
Amount		Value

SHORT-TERM INVESTMENTS: 3.3%
$2,098,000	State Street Bank & Trust Co., 0.010%, 09/30/09, due 10/01/09
	[collateral: $1,975,000, Freddie Mac, 4.500%, due 01/15/13,
	Federal Home Loan Bank, 4.500%, due 09/13/19,
	Fannie Mae, 5.450%, due 10/18/21,
	value $2,098,000] (proceeds $2,098,038)	2,098,000

TOTAL SHORT-TERM INVESTMENTS
	(cost $2,098,000)	2,098,000

Masters' Select Focused Opportunities Fund
Schedule of Investments in Securities at September 30, 2009 (Unaudited) - continued

Value

TOTAL INVESTMENTS IN SECURITIES
(cost $61,907,549): 100.2%	$64,649,716

Liabilities in Excess of Other Assets: (0.2%)	(109,325)

Net Assets: 100%	$64,540,391

Percentages are stated as a percent of net assets.

* Non Income Producing

The cost basis of investments for federal income tax purposes at September 30, 2009 was as follows*:

Cost of investments	$61,907,549
Gross unrealized appreciation	9,859,311
Gross unrealized depreciation	(7,117,144)
Net unrealized appreciation	$2,742,167

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Master's Select Focused Opportunity Fund

FAS 157 - Summary of Fair Value Exposure at September 30, 2009.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2009, in valuing the Fund's investments carried at fair value:

Description	Level 1 - Quoted prices in active markets for identical assets		Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Equity
Common Stock	$62,551,716		$-	$-	$62,551,716
Total Equity	$62,551,716		$-	$-	$62,551,716
Short-Term Investments	$-		$2,098,000	$-	$2,098,000
Total Investments in Securities	$62,551,716		$2,098,000	$-	$64,649,716
Other Financial instruments*	$(191,322)		$-	$-	$(191,322)

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, swaps contracts, and written options. Futures, forwards, and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument while written options are valued at market value.

FAS 161 - Disclosures about Derivative Instruments and Hedging Activities

At September 30, 2009, the Fund had entered into "position hedge" forward currency exchange contracts that obligated the Fund to deliver and receive specified amounts of currencies at a specified future date. The contracts combined had net unrealized depreciation of $(191,323) as of September 30, 2009. The terms of the open contracts are as follows:

Contracts to Buy
Settlement	Currency to		U.S. $ Value at	Unrealized
Date	be Delivered		September 30, 2009	Gain (Loss)
10/20/2009	170,239,781	EUR	1,776,570	$125,667
10/20/2009	17,000,000	JPY	173,058	16,898
10/20/2009	18,700,000	JPY	202,620	6,331
10/13/2009	104,580	GBP	166,744	596
				149,492
Contracts to Sell
Settlement	Currency to		U.S. $ Value at	Unrealized
Date	be Delivered		September 30, 2009	Gain (Loss)
10/13/2009	4,409,156	EUR	6,245,657	$(204,230)
10/13/2009	130,000	EUR	188,932	(1,238)
10/13/2009	67,100	EUR	98,053	(104)
10/13/2009	70,000	EUR	102,614	215
10/13/2009	201,910	EUR	296,582	1,220
10/20/2009	166,839,781	JPY	1,688,576	(175,669)
10/20/2009	7,000,000	JPY	73,856	(4,361)
10/20/2009	10,400,000	JPY	108,424	(7,785)
10/20/2009	21,700,000	JPY	221,266	(21,207)
10/13/2009	279,060	GBP	460,457	13,927
10/13/2009	500,270	GBP	828,077	27,584
10/13/2009	53,875	GBP	89,312	3,105
10/13/2009	421,709	GBP	697,945	23,160
11/12/2009	87,000	GBP	143,763	4,568
				(340,815)
Net unrealized loss on forward contracts				$(191,323)

EUR	Euro Currency
JPY	Japanese Yen
GBP	Pound Sterling

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Masters’ Select Funds Trust

By (Signature and Title) /s/ Kenneth E. Gregory
Kenneth E. Gregory, President

Date November 24, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Kenneth E. Gregory
Kenneth E. Gregory, President

Date November 24, 2009

By (Signature and Title)* /s/ John Coughlan
John Coughlan, Treasurer

Date November 24, 2009